Incentive and Share-Based Compensation	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Incentive and Share-Based Compensation [Text Block]
15. Incentive and Share-Based Compensation
We are authorized to grant RSUs, Stock options, PSUs, and other cash and stock awards under our Long-Term Incentive Plan (“LTIP”). The Compensation and Talent Development Committee oversees our equity award grants, the type of awards, the required performance measures and the timing and duration of each grant. The maximum number of shares of our common stock reserved for issuance under the LTIP is 30,000,000 shares. Assuming a maximum payout for our PSU awards, there were 9,134,270 shares available for issuance as of December 31, 2022.
Total share-based compensation expense and the associated tax benefits are as follows:

	Year Ended December 31,
Millions of dollars	2022	2021	2020
Compensation Expense:
Restricted stock units	$33	$30	$26
Stock options	8	9	8
Performance share units	29	27	21
Total	$70	$66	$55
Tax Benefit:
Restricted stock units	$8	$7	$6
Stock options	2	2	2
Performance share units	7	6	5
Total	$17	$15	$13
Restricted Stock Unit Awards—RSUs entitle the recipient to be paid out an equal number of ordinary shares upon vesting. RSUs generally cliff vest on the third anniversary of the grant date.
The fair value of RSUs is based on the market price of the underlying stock on the date of grant. The weighted average grant date fair value for RSUs granted during the years ended December 31, 2022, 2021 and 2020 was $96.14, $104.43 and $79.58, respectively. The total fair value of RSUs vested and issued was $20 million, $27 million and $18 million during 2022, 2021 and 2020, respectively.
The following table summarizes RSU activity:

	Number of Units (in thousands)	Weighted Average Grant Date Fair Value (per share)
Outstanding at January 1, 2022	738	$93.43
Granted	487	96.14
Vested	(335)	92.47
Forfeited	(42)	95.17
Outstanding at December 31, 2022	848	$95.28
As of December 31, 2022, the unrecognized compensation cost related to RSUs was $39 million, which is expected to be recognized over a weighted average period of two years.
Stock Option Awards—Stock options allow employees the opportunity to purchase ordinary shares of stock in the future at an exercise price equal to the market price at the date of grant. The awards generally have a three-year vesting period that vests in equal increments on the first, second and third anniversary of the grant date and have a contractual term of ten years. None of the Stock options are designed to qualify as Incentive Stock Options as defined in Section 422 of the Internal Revenue Code.
The fair value of each Stock option is estimated, based on several assumptions, on the date of grant using the Black-Scholes option valuation model. The principal assumptions utilized in valuing Stock options include the expected stock price volatility (based on our historical stock price volatility over the expected term); the expected dividend yield; and the risk-free interest rate (an estimate based on the yield of a United States Treasury zero coupon bond with a maturity equal to the expected term of the option).
The expected term of Stock options granted is estimated based on the weighted average of historical exercise patterns and the midpoint of the remaining expected life. Prior to 2021, the expected term of Stock options granted was estimated based on a simplified approach, which was consistent with the historical exercise pattern.
In 2022, our board of directors declared a special dividend of $5.20 per share to all shareholders as of June 6, 2022. Pursuant to the anti-dilutive provisions under the award agreement, the Compensation Committee authorized the reduction of the exercise price for all outstanding stock options in an amount equal to the special dividends per share. The reduction in exercise price of $5.20 per share for all outstanding stock options was intended to provide an equitable and proportionate adjustment to holders of stock options as a result of the Company’s payment of the special dividend. These adjustments did not result in incremental expense.
The weighted average fair value of Stock options granted and the assumptions used in estimating those fair values are as follows:

	Year Ended December 31,
	2022	2021	2020
Weighted average fair value	$24.27	$20.49	$12.18
Fair value assumptions:
Dividend yield	4.3%	5.9%	5.0%
Expected volatility	39.1-40.7%	39.1-39.4%	28.3-38.4%
Risk-free interest rate	1.9-4.2%	0.9-1.0%	0.3-1.4%
Weighted average expected term, in years	5.4	5.6	6.0
The following table summarizes Stock option activity:

	Number of Shares (in thousands)	Weighted Average Exercise Price (1)	Weighted Average Remaining Term	Aggregate Intrinsic Value (millions of dollars)
Outstanding at January 1, 2022	2,449	$91.50
Granted	372	92.16
Exercised	(221)	86.23
Forfeited	(2)	98.40
Expired	(7)	108.46
Outstanding at December 31, 2022	2,591	$87.46	5.6 years	$5
Exercisable at December 31, 2022	1,856	$85.69	4.5 years	$4
(1) The weighted-average exercise price in the table above has been modified to reflect the reduction of exercise price related to the special dividend.
The aggregate intrinsic value of Stock options exercised during the years ended December 31, 2022, 2021 and 2020 was $6 million, $7 million and $1 million, respectively.
As of December 31, 2022, the unrecognized compensation cost related to Stock options was $6 million, which is expected to be recognized over a weighted average period of 1.4 years. During 2022, cash received from the exercise of Stock options was $11 million and the tax benefit associated with these exercises was $1 million.
Performance Share Units Awards —A target number of PSUs is granted to participants at the beginning of a three-year performance period. Final payout of awards, which can range from 0% to 200% of target shares granted, is determined and paid after the performance period. These awards are settled in shares of common stock, and each unit is equivalent to one share of our common stock.
Beginning in 2021, the payout for PSUs granted will be equally based on Total Shareholder Return (“TSR”) relative to our peers and a performance metric. The fair value of the portion of the award that vests based on TSR is estimated using a Monte-Carlo simulation. For the other portion of the award, the fair value is determined at the end of each reporting period based on our stock price and the number of shares expected to vest. Prior to 2021, all our PSUs vesting was based on TSR relative to our peers, and the fair value was estimated using a Monte-Carlo simulation.
The weighted average fair value and the assumptions used in estimating those fair value using a Monte-Carlo simulation are as follows:

	Year Ended December 31,
	2022	2021	2020
Weighted average fair value	$122.15	$169.57	$82.70
Fair value assumptions:
Expected volatility of LyondellBasell N.V. common stock	48.71%	48.05%	25.96%-41.50%
Expected volatility of peer companies	23.12-61.28%	24.30-59.44%	16.13-50.42%
Average correlation coefficient of peer companies	0.59	0.59	0.45-0.58
Risk-free interest rate	1.69%	0.31%	0.23-1.35%
The following table summarizes PSU activity assuming payout at 100% of target shares:

	Number of Units (in thousands)	Weighted Average Grant Date Fair Value (per share)
Outstanding at January 1, 2022	754	$95.45
Granted	291	101.33
Forfeited	(274)	78.06
Outstanding at December 31, 2022	771	$102.07
The total fair value of PSUs vested during 2020 was $9 million. As of December 31, 2022, the unrecognized compensation cost related to PSUs was $28 million, which is expected to be recognized over a weighted average period of two years.
Employee Stock Purchase Plan—We have an Employee Share Purchase Plan (“ESPP”) which allows participants to purchase our stock at a 10% discount on the lower of the fair market value at either the beginning or end of the purchase period. As a result of the 10% discount and the look-back provision, the ESPP is considered a compensatory plan under generally accepted accounting principles. Total expense related to our ESPP was $3 million in both 2022 and 2021 and $4 million in 2020.